UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):       [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Pilgrim Baxter Value Investors, Inc.
Address:        1400 Liberty Ridge Drive
                Wayne, PA 19087-5593

Form 13F File Number: 28-2506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:           Michael T. Brophy
Title:          Senior Compliance Officer
Phone:          610-578-1281

Signature, Place, and Date of Signing:
Michael T. Brophy       Wayne, PA               May 15, 2002
[Signature]             [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                     Name
28-1904                    Pilgrim Baxter & Associates, Ltd.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.